UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-09937

THE MUNDER @VANTAGE FUND

(Exact name of registrant as specified in charter)

480 PIERCE STREET BIRMINGHAM, MICHIGAN 48009

(Address of principal executive offices)(Zip code)

(Name and Address of Agent for Service)	Copy to:

STEPHEN SHENKENBERG 480 PIERCE STREET BIRMINGHAM, MICHIGAN 48009	JANE KANTER DECHERT LLP 1775 I STREET, N.W. WASHINGTON, D.C. 20006

Registrant’s telephone number, including area code: (248) 647-9200

Date of fiscal year end: June 30

Date of reporting period: September 30, 2004

Item 1.     Schedule of Investments.

Munder @Vantage Fund ®
     Portfolio of Investments, September 30, 2004 (Unaudited) (a), (b)

Shares		Value (c)
COMMON STOCKS — 78.9%

Biotechnology — 0.3%
3,000	Affymetrix, Inc. †	$92,130

Capital Markets — 5.6%
90,600	Ameritrade Holding Corporation †	1,088,106
38,300	E*TRADE Financial Corporation †	437,386

		1,525,492

Commercial Services & Supplies — 7.5%
8,472	Apollo Group, Inc., Apollo Education Group, Class A †	621,591
58,200	Monster Worldwide, Inc. †	1,434,048

		2,055,639

Communications Equipment — 4.3%
25,400	Alvarion Ltd. †	328,676
39,085	CIENA Corporation †,*, **	58,041
17,399	Juniper Networks, Inc. †	410,616
3,000	Option N.V. †	71,637
3,000	Sierra Wireless, Inc. †	53,400
17,800	SiRF Technology Holdings, Inc. †	253,294

		1,175,664

Computers & Peripherals — 1.8%
4,000	Apple Computer, Inc. †	156,200
7,800	Novatel Wireless, Inc. †	183,300
7,000	Synaptics Incorporated †	141,120

		480,620

Electronic Equipment & Instruments — 0.6%
20,700	Universal Display Corporation †	174,294

Hotels, Restaurants & Leisure — 1.4%
11,300	Ctrip.com International Ltd., ADR †	392,110

Internet & Catalog Retail — 17.6%
32,100	1-800-FLOWERS.COM, Inc., Class A †	266,430
21,200	Amazon.com, Inc. †	866,232
1,500	Blue Nile, Inc. †	50,520
12,000	eBay, Inc. †	1,103,280
18,700	eDiets.com, Inc. †	65,263
18,523	IAC/InterActiveCorp †	407,876
4,064	Netflix, Inc. †	62,667
56,300	priceline.com Incorporated †	1,248,171
35,900	Provide Commerce, Inc. †	749,951
1,600	Stamps.com Inc. †	21,280

		4,841,670

Internet Software & Services — 32.0%
81,600	Akamai Technologies, Inc. †	1,146,480
26,000	aQuantive, Inc. †	250,900
25,100	Ask Jeeves, Inc. †	821,021
97,200	Autobytel, Inc. †	871,884
6,777	Bankrate, Inc. †	76,174
70,800	CNET Networks, Inc. †	647,820
54,119	Digital Insight Corporation †	737,642
29,400	Digital River, Inc. †	875,532
9,100	FindWhat.com †	170,443
1,000	Greenfield Online, Inc. †	21,324
49,700	HomeStore, Inc. †	114,807
2,800	Knot, Inc. (The) †	10,080
28,600	lastminute.com PLC †	72,460
5,000	NetEase.com, Inc., ADR †	189,650
8,500	Shanda Interactive Entertainment Ltd., ADR †	204,000
20,000	SINA Corporation †	509,800
1,900	Sohu.com, Inc. †	31,597
7,300	T-Online International AG †	79,226
141,000	Tencent Holdings Ltd †	68,709
2,425	Tom Online, Inc., ADR, †	27,378
8,500	VeriSign, Inc. †	168,980
5,700	Websense, Inc. †	237,519
42,500	Yahoo! Inc. †	1,441,175

		8,774,601

Media — 2.8%
7,000	Getty Images, Inc. †	387,100
57,900	Harris Interactive, Inc. †	381,561

		768,661

Semiconductors & Semiconductor Equipment — 1.5%
15,200	August Technology Corporation †	104,424
125,000	LogicVision, Inc. †	211,250
32,202	United Microelectronics Corporation, ADR	108,843

		424,517

Software — 2.1%
250	Blackboard, Inc. †	4,290
1,400	Macromedia, Inc. †	28,112
1,400	Macrovision Corporation †	33,712
5,800	Red Hat, Inc. †	70,992

7,800	Symantec Corporation †	428,064

		565,170

Thrifts & Mortgage Finance — 0.1%
3,100	NetBank, Inc.	31,031

Wireless Telecommunication Services — 1.3%
21,000	KongZhong Corporation, ADR †	141,120
25,500	Linktone Ltd., ADR, †	210,375

		351,495

TOTAL COMMON STOCKS
(Cost $19,127,068)		21,653,094

LIMITED PARTNERSHIPS — 16.3%

Information Technology Services — 2.2%
764,695	Trident Capital Fund V, L.P. †,††,*, **	608,245

Semiconductors & Semiconductor Equipment — 6.1%
2,500,000	Tech Farm Ventures (Q) L.P. †,*, **	1,672,228

Technology Hardware & Equipment — 8.0%
1,225,000	CenterPoint Ventures III (Q) L.P. †,††,*, **	678,011
1,450,000	New Enterprise Associates 10, L.P. †,††,*, **	1,188,601
500,000	Telesoft II QP, L.P. †,††,*,**	316,960

		2,183,572

TOTAL LIMITED PARTNERSHIPS
(Cost $6,201,150)		4,464,045

PREFERRED STOCKS — 1.4%

Computers & Peripherals — 0.5%
444,444	Alacritech Information, Series C †,*, **	121,422

Internet Software & Services — 0.9%
328,947	Sygate Technology, Series E †,*, **	250,000

Software — 0.0%
221,893	See Commerce, Series E †,*, **	0

TOTAL PREFERRED STOCKS
(Cost $2,749,997)		371,422

INVESTMENT COMPANY SECURITIES — 0.1%
(Cost $26,442)

700	Nasdaq-100 Trust, Series 1	24,605

Principal
Amount
REPURCHASE AGREEMENT (d) — 3.1%
(Cost $854,000)

$854,000	Agreement with State Street Bank and Trust Company, 1.700% dated 09/30/2004, to be repurchased at $854,040 on 10/01/2004, collateralized by $760,000 FNMA, 6.250% maturing 05/15/2029 (value $872,100)	854,000

TOTAL INVESTMENTS — 99.8%
(Cost $28,958,657***)		$27,367,166

(a)	All percentages are based on net assets of the Munder @Vantage Fund (the “Fund”) as of September 30, 2004.
(b)	The Fund intends to invest at least 65% of its total net assets in equity securities of U.S. and non-U.S. companies considered by Munder Capital Management, advisor to the Fund, to significantly benefit from or derive revenue from the Internet, advances in communications technology, data processing technology and implementations thereof, generally known as Internet technologies. The value of such companies is particularly vulnerable to rapidly changing technology, extensive government regulation and relatively high risks of obsolescence caused by scientific and technological advances. The value of the Fund’s shares may fluctuate more than shares of a fund investing in a broader range of industries. The Fund may invest up to 40% of its total assets in equity securities of privately owned Internet-related technology companies that plan to conduct an initial public offering (IPO) within a period of several months to several years from the time the Fund makes its investment. These companies are referred to as venture capital companies. Venture capital companies represent highly speculative investments by the Fund. Of the Fund’s venture capital holdings, the Fund may invest up to 20% of its total assets in securities of private investment funds that invest primarily in venture capital companies.
(c)	The Board of Trustees has approved one or more pricing services to provide prices for valuing portfolio securities. Equity securities, including depositary receipts, are generally valued at the last quoted sale price on the primary market or exchange where such securities are traded or the official close price of such exchange. Equity securities, other than depositary receipts, for which the last quoted sale price or official close price is not available are valued at the mean of the most recently quoted bid and asked prices. Depositary receipts for which the last quoted sale price is not available are valued based on the underlying security’s value and relevant exchange rate. Restricted securities, and securities for which market quotations are not readily available, are valued at fair value by a pricing committee in accordance with guidelines approved by the Board of Trustees. Securities that are primarily traded on foreign securities exchanges may also be subject to fair valuation by such pricing committee should a significant event occur subsequent to the close of the foreign securities exchanges. Fair valuations involve a review of relevant factors, including without limitation, movements in U.S. equity markets following the close of foreign markets, country-specific information, company-specific information, industry information and/or comparable, publicly-traded securities information. Investment securities denominated in foreign currencies are translated into U.S. dollars at the exchange rates generally determined as of the close of regular trading on the London Stock Exchange. Debt securities with remaining maturities of 60 days or less at the time of purchase are valued on an amortized cost basis, which approximates current market value, unless the Board of Trustees determines that such valuation does not constitute fair value at that time. Security transactions are recorded on a trade date basis.
(d)	Each repurchase agreement entered into by the Fund provides that the seller must transfer to the Fund initial collateral at least equal to the total amount of the repurchase obligation, including interest, and transfer upon request additional collateral any time the value of the collateral falls below such level. Each repurchase agreement also provides that in the event of counterparty default, the Fund has the right to accelerate the seller’s repurchase obligation and/or use the collateral to satisfy the seller’s repurchase obligation. However, there could be potential loss to the Fund in the event the Fund is delayed or prevented from exercising its right to dispose of the collateral securities, including the risk of possible decline in the value of the collateral securities during the period in which the Fund seeks to assert its rights.

*	Restricted security, which is subject to restrictions on resale under federal securities laws. These securities may only be resold upon registration under federal securities laws or in transactions exempt from such registration. The Fund may not invest more than 40% of its net assets in illiquid securities including restricted securities and does not have the right to demand that such securities be registered. At September 30, 2004, these securities represent $4,893,508, or 17.8% of net assets.

Security	Acquisition Date	Cost
Alacritech Information, Series C	12/13/2001	$1,000,000
CenterPoint Ventures III (Q) L.P.	03/07/2001	180,731
	07/20/2001	180,731
	10/15/2001	180,731
	07/16/2002	121,813
	11/04/2002	84,341
	06/09/2003	72,292
	09/04/2003	72,292
	01/30/2004	73,803
	04/07/2004	123,006
	08/13/2004	100,000
CIENA Corporation	06/01/2004	101,005
New Enterprise Associates 10, L.P.	10/26/2000	170,831
	01/04/2001	85,416
	07/27/2001	42,708
	09/26/2001	85,416
	01/16/2002	89,602
	04/23/2002	89,602
	07/12/2002	89,602
	11/12/2002	89,602
	02/04/2003	90,458
	07/16/2003	91,511
	09/19/2003	94,003
	12/10/2003	94,257
	04/19/2004	94,543
	08/16/2004	95,532
See Commerce, Series E	04/05/2001	1,499,997
Sygate Technology, Series E	01/21/2004	250,000
Tech Farm Ventures (Q) L.P.	12/19/2000	250,000
	04/25/2001	250,000
	07/27/2001	250,000
	10/25/2001	250,000
	05/20/2002	250,000
	08/27/2002	250,000
	01/10/2003	250,000
	07/10/2003	250,000
	11/10/2003	250,000
	04/14/2004	250,000
Telesoft II QP, L.P	03/16/2001	274,228
	12/11/2002	80,000
	12/09/2003	40,000
	06/04/2004	80,000
Trident Capital Fund V, L.P.	10/18/2000	190,619
	06/26/2002	67,276
	11/08/2002	67,276
	01/15/2003	134,551
	10/01/2003	67,930
	12/05/2003	67,930

Security	Acquisition Date	Cost
	02/06/2004	67,930
	06/10/2004	70,587

**	Fair valued security as of September 30, 2004 (see note (c) above).
***	At September 30, 2004, aggregate gross unrealized appreciation for all securities for which there was an excess of value over financial reporting cost was $4,743,534 and aggregate gross unrealized depreciation for all securities for which there was an excess of financial reporting cost over value was $6,335,025 and net depreciation for financial reporting purposes was $1,591,491. At September 30, 2004, aggregate cost for financial reporting purposes was $28,958,657.
†	Non-income producing security.
††	The Fund invests in certain private placements that may require additional funding. The issuer of the private placement may also permanently reduce the outstanding funding at any time. At September 30, 2004, the Fund had total commitments to contribute $2,772,038 to various issuers when and if required.

ABBREVIATIONS:
ADR- American Depositary Receipt
FNMA- Federal National Mortgage Association

At September 30, 2004, the country diversification (based on the country in which the company's headquarters is located) of the Fund was as follows (assume United States unless otherwise indicated):

	% of
COMMON STOCKS:	Net Assets	Value
United States	69.9%	$19,164,113
China	6.4	1,774,739
Israel	1.2	328,676
Taiwan	0.4	108,843
Germany	0.3	79,226
Guernsey Isle	0.3	72,460
Belgium	0.2	71,637
Canada	0.2	53,400

TOTAL COMMON STOCKS	78.9	21,653,094
LIMITED PARTNERSHIPS	16.3	4,464,045
PREFERRED STOCKS	1.4	371,422
INVESTMENT COMPANY SECURITIES	0.1	24,605
REPURCHASE AGREEMENT	3.1	854,000

TOTAL INVESTMENTS	99.8%	$27,367,166

Item 2.   Controls and Procedures.

(a)   Within 90 days of the filing date of this Form N-Q, Enrique Chang, the registrant’s President and Principal Executive Officer, and Peter K. Hoglund, the registrant’s Vice President and Principal Financial Officer, reviewed the registrant’s disclosure controls and procedures as defined in Rule 30a-3(c) of the Investment Company Act of 1940 (the “Procedures”) and evaluated their effectiveness. Based on their review, Mr. Chang and Mr. Hoglund determined that the Procedures adequately ensure that information required to be disclosed by the registrant in reports on Form N-Q filed under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods required by the Securities and Exchange Commission.

(b)   There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.   Exhibits.

The certifications required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)) are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

THE MUNDER @VANTAGE FUND

By:	/s/ Enrique Chang

Enrique Chang President

Date:	November 29, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Enrique Chang

Enrique Chang President and Principal Executive Officer

Date:	November 29, 2004

By:	/s/ Peter K. Hoglund

Peter K. Hoglund Vice President and Principal Financial Officer

Date:	November 29, 2004

Exhibit Index

Exhibit Number	Description

99.CERT 1	Certification of Enrique Chang, President and Principal Executive Officer and certification of Peter K. Hoglund, Vice President and Principal Financial Officer